Investment Objectives and Goals - Truth Social God Bless America ETF	Apr. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social God Bless America ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Truth Social God Bless America ETF (the “Fund”) seeks capital appreciation.